Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average exercise prices of share options
During the years ended December 31, 2025 and 2024, the change in stock options outstanding was as follows:

	Number	Weighted Average Exercise Price (C$)	Weighted Average Life

Balance as at December 31, 2023	1,142,329	$15.90	3.21
Granted	358,000	11.80
Forfeited	(128,065)	15.50
Balance as at December 31, 2024	1,372,264	$14.55	2.73
Granted	1,885,873	11.44
Exercised	(242,282)	15.79
Forfeited	(198,230)	17.13
Balance as at December 31, 2025	2,817,625	$12.18	2.66
Exercisable as at December 31, 2025	2,532,548	$12.04	2.48

Disclosure of detailed information about exercise prices of outstanding share options
The following table summarizes information about the stock options which were outstanding at December 31, 2025:

Year of expiry	Number of stock options	Weighted average exercise price (C$)

2026	267,945	14.78
2027	959,578	12.98
2028	259,213	9.58
2029	645,653	10.59
2030	685,236	12.52

Disclosure of detailed information about options valuation assumptions	The fair value of the replacement options and warrants was estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	Options	Warrants

Risk free interest rate (%)	2.47	2.45
Expected life (years)	2.4	1.4
Expected volatility (%)	44.4	45.3
Dividend yield (%)	-	-
The fair value of stock options granted was estimated using the Black-Scholes option pricing model with weighted average assumptions as follows:

	As at December 31,
	2025	2024

Risk free interest rate (%)	2.54	3.45
Expected life (years)	3.1	5.0
Expected volatility (%)	43.0	40.7
Dividend yield (%)	-	-

Disclosure of number and weighted average exercise prices of other equity instruments
The Company has certain performance share units outstanding which were issued to directors and officers. Changes in PSUs during year ended December 31, 2025 and the year ended December 31, 2024 are as follows:

Number of PSUs

Outstanding, December 31, 2024	50,000
Outstanding and exercisable, December 31, 2024	16,000
Outstanding, December 31, 2025	-
Outstanding and exercisable, December 31, 2025	-
The following table summarizes information about the RSUs which were outstanding at December 31, 2025:

	Number of RSUs	Weighted Average Life (years)

Balance as at December 31, 2023	-	-
Granted	154,100
Balance as at December 31, 2024	154,100	4.25
Granted	93,000
Balance as at December 31, 2025	247,100	3.65
Exercisable as at December 31, 2025	51,367	3.25